UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21125

          BlackRock California Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock California Municipal Income Trust II (BCL)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—147.6%
		California—144.2%
		Anaheim Pub. Fin. Auth., Rec. Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
AAA	$ 15,000	Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$4,422,000
AAA	10,000	Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,683,900
A+	8,000	California, Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	11/13 @ 100	8,820,400
		City of Chula Vista, Indl. Dev. RB,
A+	2,330	5.00%, 12/01/27, AMT	12/15 @ 102	2,480,192
A+	2,690	San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	2,863,397
AAA	2,685	City of Santa Rosa, Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,204,652
AAA	2,000[3]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%,
		4/01/08	N/A	2,054,580
NR	6,000	Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	09/12 @ 102	6,398,580
AAA	6,000	Corona Norco Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. No. 98-1 Proj.,
		5.10%, 9/01/32, AMBAC	09/12 @ 100	6,337,080
Aaa	6,000[3]	Dept. of Wtr. Res., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	6,619,260
		Foothill/Eastn. Transp. Corridor Agcy., Hwy. Impvts. Tolls RB,
BBB	6,550	Zero Coupon, 1/15/30	01/10 @ 30.966	1,750,422
AAA	15,470[4]	Ser. A, Zero Coupon, 1/01/26	ETM	6,945,566
AAA	4,890[4]	Ser. A, Zero Coupon, 1/01/30	ETM	1,852,087
		Golden St. Tobacco Sec. Corp., Misc. Purposes Tobacco Settlement Funded RB,
BBB	2,900	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,305,391
BBB	11,100	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,764,223
AAA	5,650[3]	Ser. B, 5.50%, 6/01/13	N/A	6,281,274
AAA	3,000[3]	Ser. B, 5.625%, 6/01/13	N/A	3,356,790
		Infrastructure & Econ. Dev. Bank,
AAA	7,600[3]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	8,770,096
A+	1,735	Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%,
		8/01/31	08/11 @ 102	1,857,716
AAA	2,500	Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,648,450
AAA	5,000	La Quinta Redev. Agcy., Pub. Impvts. TA, Redev. Area No. 1 Proj., 5.125%, 9/01/32,
		AMBAC	09/12 @ 102	5,368,500
AAA	5,500	Los Angeles Dept. of Wtr. & Pwr., Wtr. RB, Wtr. Wks. Proj., Ser. A, 5.125%, 7/01/41,
		FGIC	07/11 @ 100	5,754,155
B	1,785	Los Angeles Regl. Arpt. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American
		Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	2,008,286
A	3,500	Mobilehome Park Fing. Auth., St. Single-Fam. Hsg. RB, Millenium Hsg. Corp. Proj., Ser.
		A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,711,085
		Oxnard, Pub. Impvt. SA, 1 Rice Ave. Proj.,
NR	1,910	5.625%, 9/02/27	03/07 @ 103	1,970,471
NR	1,905	5.70%, 9/02/32	03/07 @ 103	1,965,446
BBB	1,180	Poll. Ctrl. Fing. Agcy., Rec. Recovery Impvts. PCRB, Central Valley Wst. Svc. Proj., Ser.
		A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	1,266,671
		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500	5.50%, 9/01/25	09/10 @ 102	1,550,460
NR	1,700	5.60%, 9/01/33	09/10 @ 102	1,759,092
A-	2,470	Rohnert Park Fing. Auth., Local Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.625%,
		9/15/28	09/13 @ 100	2,663,080
AAA	5,000	Sacramento City Fing. Auth., Wtr. Util. Impvts. Lease Appropriation RB, Ser. A, 5.00%,
		12/01/32, AMBAC	06/11 @ 100	5,233,550
AAA	8,665	San Diego Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.25%,
		7/01/23, FGIC	07/12 @ 101	9,462,527
NR	5,000	San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6,
		Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	5,333,250
AAA	30,000	San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/34,
		MBIA	No Opt. Call	9,386,100
		Santa Clarita Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj.
NR	1,640	5.80%, 11/15/25	11/10 @ 102	1,712,849
NR	1,500	5.85%, 11/15/32	11/10 @ 102	1,572,825
BBB	2,200	South Tahoe Joint Pwr. Fin. Auth. TA, 5.45%, 10/01/33	10/13 @ 100	2,317,700
		Statewide Cmnty. Dev. Auth., Hosp. Asset Mgt. RB,

1

BlackRock California Municipal Income Trust II (BCL) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		California—(cont'd)
A+	$ 5,000	Kaiser Hlth., Hosp. & Nursing Home Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	$5,316,100
A+	7,000	Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,497,210
AA-	8,000	Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,663,360
AAA	1,600[3]	Tobacco Sec. Auth. of Southern California, Misc. Purposes Tobacco Settlement Funded
		RB, Ser. A, 5.625%, 6/01/12	N/A	1,768,848
NR	2,000	Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%,
		9/01/29	09/12 @ 101	2,074,620
AAA	2,000	Univ. of California, Coll. & Univ. RB, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,122,160
NR	1,170	Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,244,962
AAA	1,000	West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO,
		Election 2004, 4.75%, 8/01/30, FSA	08/16 @ 100	1,051,410
				186,190,773
		Multi-State—3.4%
		Charter Mac Equity Issuer Trust,
A3	500[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	540,950
A3	1,000[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,114,730
Baa1	1,500[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,636,290
Baa1	1,000[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,130,630
				4,422,600
		Total Long-Term Investments (cost $169,282,643)		190,613,373
	Shares
	(000)
		MONEY MARKET FUNDS—5.1%
NR	6,400	AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	6,400,000
NR	200	SSgA Tax Free Money Mkt. Fund	N/A	200,000
		Total Short-Term Investments (cost $6,600,000)		6,600,000
		Total Investments —152.7% (cost $175,882,6436)		$197,213,373
		Other assets in excess of liabilities —3.0%		3,902,320
		Preferred shares at redemption value, including dividends payable —(55.7)%		(71,976,308)
		Net Assets Applicable to Common Shareholders—100%		$129,139,385

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.

[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 3.4% of its net assets, with a current market value of $4,422,600, in securities restricted as to resale.

[6]	Cost for federal income tax purposes is $175,858,203. The net unrealized appreciation on a tax basis is $21,355,170, consisting of $21,355,170 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
ETM	—	Escrowed to Maturity	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock California Municipal Income Trust II

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007